Provisions - Reconciliation Of Changes In Provisions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statements [Line Items]
Beginning balance	€ 44,826	€ 43,745
Provided in the year	42,111	2,576
Reversed in the year	3,826	1,495
Interest	11
Amounts transferred to accruals during the year	(74,236)
Effects of movements in exchange rates	(585)
Ending balance	8,301	44,826
Current	7,205	44,826
Non-current	1,096	0
Total provisions	8,301	44,826
Gaming tax and legal provisions € '000s
Statements [Line Items]
Beginning balance	44,826	43,745
Provided in the year	11,020	2,576
Reversed in the year	3,540	1,495
Interest	0
Amounts transferred to accruals during the year	(46,350)
Effects of movements in exchange rates	0
Ending balance	5,956	44,826
Current	5,956
Non-current	0
Total provisions	5,956	44,826
Sportsbook Closure and other € '000s
Statements [Line Items]
Beginning balance	0	0
Provided in the year	31,091	0
Reversed in the year	286	0
Interest	11
Amounts transferred to accruals during the year	(27,886)
Effects of movements in exchange rates	(585)
Ending balance	2,345	0
Current	1,249
Non-current	1,096
Total provisions	€ 2,345	€ 0